Lease - Maturity analysis of sale and leaseback receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease
Within 1 year	¥ 1,320	¥ 67,135
Between 1 and 2 years		2,184
Total future minimum payments receivables	1,320	69,319
Less: unearned income	(290)	(3,593)
Total sale and leaseback financing receivables	1,030	65,726
Amounts due within one year	¥ 1,030	64,686
Amounts due beyond one year		¥ 1,040